UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Item 1.	Report to Stockholders

Semiannual Report

APRIL 30, 2010

Thrivent Financial

Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Thrivent Financial Securities Lending Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less.

The Trust was dramatically downsized during the market turmoil in the fall of 2008. Demand for borrowing securities combined with the low-yield environment has kept balances relatively low. This low-yield environment is the primary challenge in managing the Trust. Low yields combined with less demand to borrow securities have resulted in compressed spreads and lower profitability throughout the securities lending industry. The low-yield, low-demand environment is expected to persist at least through year-end 2010. Because of this, securities lending activity is also likely to remain subdued. As a registered 2a-7 fund, the Trust will have to abide by the new guidelines of Rule 2a-7, but the Trust has traditionally been managed conservatively even within the guidelines. Liquidity and credit quality remain strong, with more than 26% of the portfolio invested in direct U.S. government obligations or U.S. government-supported securities as of March 31, 2010. The combination of government securities and a short weighted-average maturity should provide meaningful liquidity in times of volatility. As in any interest rate environment, we seek to maintain a defensive portfolio stance that maximizes safety and liquidity.

Thrivent Financial Securities Lending Trust

As of April 30, 2010*

7-Day Yield	0.19%
7-Day Yield Gross of Waivers	0.17%
7-Day Effective Yield	0.19%
7-Day Effective Yield Gross of Waivers	0.17%

Average Annual Total Returns**

For the Period Ended April 30, 2010	1-Year	5-Year	Since Inception, 9/16/2004
Total Return	0.31%	3.25%	3.14%

*	Seven-day yields of the Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields gross of waivers represents what the yield would have been if the Adviser were not reimbursing certain expenses associated with the Trust. Refer to the expense table in the Trust’s prospectus for details. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks and expenses of the Trust, which investors should read and consider carefully before investing.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(unaudited)

As a shareholder of the Trust, you may incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period 11/1/2009 - 4/30/2010*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,001	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.25	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2010

(unaudited)

Principal Amount	Commercial Paper (68.7%)[a]	Value
Banking-Domestic (10.0%)
	BNP Paribas Finance, Inc.
$8,000,000	0.220%, 5/19/2010[b]	$7,999,120
	J.P. Morgan Chase & Company
2,000,000	0.180%, 5/17/2010	1,999,840
	Liberty Street Funding, LLC
6,500,000	0.220%, 5/4/2010[b]	6,499,881
6,500,000	0.220%, 5/17/2010[b]	6,499,364
6,400,000	0.240%, 6/2/2010[b]	6,398,635
6,300,000	0.260%, 6/24/2010[b]	6,297,543
	Rabobank Nederland NV/NY
15,000,000	0.250%, 5/17/2010[b]	14,999,999
	Svenska Handelsbanken, Inc.
5,000,000	0.200%, 5/21/2010	4,999,445
2,500,000	0.240%, 6/3/2010	2,499,450
11,970,000	0.240%, 6/10/2010	11,966,808
	Variable Funding Capital Company, LLC
3,900,000	0.220%, 5/26/2010[b]	3,899,404
8,000,000	0.230%, 6/2/2010[b]	7,998,364
8,000,000	0.230%, 6/3/2010[b]	7,998,313

	Total Banking-Domestic	90,056,166

Banking-Foreign (7.3%)
	BNP Paribas Canada
8,000,000	0.240%, 6/4/2010[b]	7,998,187
	Royal Bank of Canada
25,000,000	0.150%, 5/3/2010	25,000,000
	Societe Generale NA
32,580,000	0.200%, 5/3/2010[b]	32,580,000

	Total Banking-Foreign	65,578,187

Brokerage (3.2%)
	Franklin Resources, Inc.
8,000,000	0.210%, 5/5/2010	7,999,813
8,580,000	0.250%, 5/19/2010	8,578,928
6,200,000	0.230%, 5/27/2010	6,198,970
6,200,000	0.230%, 5/28/2010	6,198,930

	Total Brokerage	28,976,641

Consumer Cyclical (6.2%)
	Golden Funding Corporation
6,500,000	0.350%, 5/10/2010[b]	6,499,431
4,000,000	0.350%, 5/26/2010[b]	3,999,028
6,135,000	0.370%, 6/10/2010[b]	6,132,478
3,500,000	0.380%, 6/15/2010[b]	3,498,337
6,356,000	0.330%, 6/28/2010[b]	6,352,621
8,959,000	0.350%, 6/29/2010[b]	8,953,861
	Toyota Financial Services de Puerto Rico, Inc.
7,000,000	0.250%, 5/11/2010	6,999,514
6,500,000	0.230%, 5/13/2010	6,499,501
	Wal-Mart Funding Corporation
6,500,000	0.250%, 5/10/2010[b]	6,499,594

	Total Consumer Cyclical	55,434,365

Consumer Non-Cyclical (5.7%)
	Louis Dreyfus Corporation
7,500,000	0.320%, 5/26/2010[b]	7,498,334
	Nestle Capital Corporation
7,400,000	0.200%, 6/7/2010[b]	7,398,479
	Nestle Finance International, Ltd.
6,400,000	0.170%, 5/3/2010[b]	6,399,940
7,400,000	0.210%, 5/24/2010[b]	7,399,007

Principal Amount	Commercial Paper (68.7%)[a]	Value
Consumer Non-Cyclical (5.7%) - continued
$8,000,000	0.210%, 6/16/2010[b]	$7,997,853
8,000,000	0.210%, 6/21/2010[b]	7,997,620
6,400,000	0.240%, 6/30/2010[b]	6,397,440

	Total Consumer Non-Cyclical	51,088,673

Energy (1.9%)
	ENI Coordination Center SA
6,800,000	0.240%, 5/12/2010[b]	6,799,501
5,000,000	0.240%, 5/17/2010[b]	4,999,467
	Total Capital
4,700,000	0.200%, 5/26/2010[b]	4,699,347

	Total Energy	16,498,315

Finance (27.4%)
	Barton Capital Corporation
6,500,000	0.220%, 5/5/2010[b]	6,499,841
6,500,000	0.220%, 5/6/2010[b]	6,499,801
2,915,000	0.210%, 5/25/2010[b]	2,914,592
6,500,000	0.230%, 6/1/2010[b]	6,498,713
7,500,000	0.250%, 6/3/2010[b]	7,498,281
8,000,000	0.250%, 6/4/2010[b]	7,998,111
	Bryant Park Funding, LLC
3,047,000	0.210%, 5/12/2010[b]	3,046,804
2,105,000	0.240%, 5/17/2010[b]	2,104,775
5,002,000	0.230%, 5/21/2010[b]	5,001,361
9,178,000	0.230%, 5/24/2010[b]	9,176,651
9,025,000	0.240%, 5/28/2010[b]	9,023,376
	Charta, LLC
11,515,000	0.210%, 5/3/2010[b]	11,514,866
	Enterprise Funding Corporation
3,000,000	0.200%, 5/5/2010[b]	2,999,933
	Falcon Asset Securitization Company, LLC
6,500,000	0.220%, 5/10/2010[b]	6,499,642
6,011,000	0.230%, 5/11/2010[b]	6,010,616
7,000,000	0.210%, 5/17/2010[b]	6,999,347
6,500,000	0.210%, 5/18/2010[b]	6,499,356
2,815,000	0.210%, 5/20/2010[b]	2,814,688
	ING US Funding, LLC
7,200,000	0.240%, 6/1/2010[b]	7,198,512
7,200,000	0.240%, 6/8/2010[b]	7,198,176
6,300,000	0.250%, 6/28/2010[b]	6,297,463
	Jupiter Securitization Company, LLC
2,000,000	0.220%, 5/28/2010[b]	1,999,670
8,500,000	0.240%, 6/14/2010[b]	8,497,507
	Old Line Funding, LLC
6,000,000	0.220%, 5/17/2010[b]	5,999,413
3,608,000	0.250%, 6/16/2010[b]	3,606,848
	Park Avenue Receivables Corporation
7,300,000	0.210%, 5/10/2010[b]	7,299,617
	Private Export Funding Corporation
6,500,000	0.190%, 5/13/2010	6,499,588
	Proctor & Gamble International Funding
4,860,000	0.190%, 5/20/2010[b]	4,859,513
7,000,000	0.190%, 5/27/2010[b]	6,999,039
	Societe de Prise de Participation de l’Etat
9,000,000	0.230%, 5/28/2010[b]	8,998,448

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2010

(unaudited)

Principal Amount	Commercial Paper (68.7%)[a]	Value
Finance (27.4%) - continued
	Straight-A Funding, LLC
$3,046,000	0.200%, 5/17/2010	$3,045,729
6,500,000	0.210%, 5/26/2010	6,499,052
6,300,000	0.230%, 6/21/2010	6,297,947
4,000,000	0.230%, 6/22/2010	3,998,671
5,000,000	0.230%, 6/23/2010	4,998,307
3,000,000	0.240%, 6/25/2010	2,998,900
7,500,000	0.240%, 6/28/2010	7,497,100
	Thunder Bay Funding, LLC
6,300,000	0.240%, 5/7/2010[b]	6,299,748
6,500,000	0.210%, 5/11/2010[b]	6,499,621
6,500,000	0.210%, 5/14/2010[b]	6,499,507
6,700,000	0.240%, 5/17/2010[b]	6,699,285

	Total Finance	246,388,415

U.S. Government and Agencies (5.9%)
	Federal Agricultural Mortgage Corporation
4,200,000	0.180%, 5/5/2010	4,199,916
	Federal Home Loan Mortgage Corporation Discount Notes
10,501,000	0.172%, 6/25/2010	10,498,234
7,000,000	0.180%, 7/9/2010	6,997,585
10,000,000	0.180%, 7/12/2010	9,996,400
12,359,000	0.185%, 7/26/2010	12,353,538
	Federal National Mortgage Association Discount Notes
9,300,000	0.185%, 7/21/2010	9,296,129

	Total U.S. Government and Agencies	53,341,802

U.S. Municipals (1.1%)
	Alaska Housing Finance Corporation
3,211,000	0.250%, 5/12/2010	3,210,755
6,500,000	0.320%, 6/10/2010	6,497,689

	Total U.S. Municipals	9,708,444

	Total Commercial Paper	617,071,008

Shares	Other Mutual Funds (3.5%)	Value
13,630,000	AIM Investments Institutional
	Government and Agency Portfolio	13,630,000
2,000	Barclays Prime Money Market Fund	2,000
2,806,000	DWS Money Market Series	2,806,000
14,701,000	Morgan Stanley Institutional Liquidity Funds	14,701,000

	Total Other Mutual Funds	31,139,000

Principal Amount	Variable Rate Notes (27.8%)[a]	Value
Banking-Domestic (3.6%)
	American Express Bank, FSB
10,000,000	1.100%, 5/10/2010[b,c]	10,054,892
	Bank of America NA
12,200,000	0.287%, 6/14/2010[b,c]	12,204,965
10,000,000	0.458%, 6/23/2010[b,c]	10,006,609

	Total Banking-Domestic	32,266,466

Principal Amount	Variable Rate Notes (27.8%)[a]	Value
Banking-Foreign (1.4%)
	Rabobank Nederland NV
$7,000,000	0.651%, 5/19/2010[c,d]	$7,001,658
	Royal Bank of Canada
6,140,000	0.272%, 6/8/2010[c]	6,140,144

	Total Banking-Foreign	13,141,802

U.S. Government and Agencies (19.3%)
	Federal Home Loan Banks
30,000,000	0.189%, 5/2/2010[c]	29,969,649
25,000,000	0.330%, 5/3/2010[c]	25,000,000
20,000,000	0.360%, 5/3/2010[c]	20,000,000
30,000,000	0.360%, 5/3/2010[c]	30,000,000
10,000,000	0.145%, 7/9/2010[c]	9,999,860
6,400,000	0.261%, 7/27/2010[c]	6,400,000
	Federal Home Loan Mortgage Corporation
10,780,000	0.216%, 5/19/2010[c]	10,772,375
10,000,000	0.232%, 5/24/2010[c]	10,000,000
10,000,000	0.252%, 6/24/2010[c]	10,000,000
	Federal National Mortgage Association
6,500,000	0.216%, 5/19/2010[c]	6,496,035
	Overseas Private Investment Corporation
4,827,586	0.220%, 5/5/2010[b,c]	4,827,586
9,824,561	0.220%, 5/5/2010[b,c]	9,824,561

	Total U.S. Government and Agencies	173,290,066

U.S. Municipals (3.5%)
	Denver, Colorado Airport System Revenue Bonds
8,000,000	0.260%, 5/5/2010[b,c]	8,000,000
	Oregon Health and Science University Revenue Bonds
5,715,000	0.270%, 5/7/2010[b,c]	5,715,000
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Fort Healthcare, Inc.)
17,520,000	0.300%, 5/3/2010[b,c]	17,520,000

	Total U.S. Municipals	31,235,000

	Total Variable Rate Notes	249,933,334

	Total Investments (at amortized cost) 100.0%	$898,143,342

	Other Assets and Liabilities, Net (<0.1%)	(26,671)

	Total Net Assets 100.0%	$898,116,671

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2010

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2010, the value of these investments was $7,001,658 or 0.8% of total net assets.

Cost for federal income tax purposes                    $ 898,143,342

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2010, in valuing Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Financial Statements.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Banking-Domestic	90,056,166	–	90,056,166	–
Banking-Foreign	65,578,187	–	65,578,187	–
Brokerage	28,976,641	–	28,976,641	–
Consumer Cyclical	55,434,365	–	55,434,365	–
Consumer Non-Cyclical	51,088,673	–	51,088,673	–
Energy	16,498,315	–	16,498,315	–
Finance	246,388,415	–	246,388,415	–
U.S. Government and Agencies	53,341,802	–	53,341,802	–
U.S. Municipals	9,708,444	–	9,708,444	–
Other Mutual Funds	31,139,000	31,139,000	–	–

Variable Rate Notes
Banking-Domestic	32,266,466	–	32,266,466	–
Banking-Foreign	13,141,802	–	13,141,802	–
U.S. Government and Agencies	173,290,066	–	173,290,066	–
U.S. Municipals	31,235,000	–	31,235,000	–

Total	$898,143,342	$31,139,000	$867,004,342	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of April 30, 2010 (unaudited)	Securities Lending Trust

Assets
Investments at cost	$898,143,342
Investments in securities at market value	898,143,342
Investments at Market Value	898,143,342	[a]
Cash	8,237
Dividends and interest receivable	115,863
Prepaid expenses	7,484
Total Assets	898,274,926

Liabilities
Distributions payable	111,072
Accrued expenses	27,162
Payable to affiliate	20,021
Total Liabilities	158,255

Net Assets
Capital stock (beneficial interest)	898,114,962
Accumulated undistributed net realized gain/(loss)	1,709
Total Net Assets	$898,116,671
Shares of beneficial interest outstanding	898,114,962
Net asset value per share	$1.00

a	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Operations

For the six months ended April 30, 2010 (unaudited)	Securities Lending Trust
Investment Income
Dividends	$34,367
Interest	706,124
Total Investment Income	740,491

Expenses
Adviser fees	150,562
Administrative service fees	44,760
Audit and legal fees	13,852
Custody fees	16,855
Insurance expenses	7,493
Printing and postage expenses	4,381
Transfer agent fees	20,693
Trustees’ fees	2,647
Other expenses	7,952
Total Expenses Before Reimbursement	269,195

Less:
Reimbursement from adviser	(101,596)
Custody earnings credit	(1)
Total Net Expenses	167,598
Net Investment Income/(Loss)	572,893
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	1,709
Net Realized and Unrealized Gains/(Losses)	1,709

Net Increase/(Decrease) in Net Assets Resulting From Operations	$574,602

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	4/30/2010 (unaudited)	10/31/2009
Operations
Net investment income/(loss)	$572,893	$12,539,788
Net realized gains/(losses)	1,709	50,411
Net Change in Net Assets Resulting From Operations	574,602	12,590,199
Distributions to Shareholders
From net investment income	(572,893)	(12,539,788)
From net realized gains	(50,410)	(78,524)
Total Distributions to Shareholders	(623,303)	(12,618,312)

Capital Stock Transactions
Sold	3,302,263,510	8,420,471,780
Redeemed	(3,150,794,988)	(10,135,645,565)
Capital Stock Transactions	151,468,522	(1,715,173,785)

Net Increase/(Decrease) in Net Assets	151,419,821	(1,715,201,898)
Net Assets, Beginning of Period	746,696,850	2,461,898,748
Net Assets, End of Period	$898,116,671	$746,696,850
Accumulated undistributed net investment income/(loss)	$–	$–

Capital Stock Share Transactions
Sold	3,302,263,510	8,420,471,780
Redeemed	(3,150,794,988)	(10,135,645,565)

Total Capital Stock Share Transactions	151,468,522	(1,715,173,785)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2010

(unaudited)

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Trust’s investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), follows procedures necessary to maintain a constant net asset value of per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value under U.S. generally accepted accounting principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2010, open U.S. Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended October 31, 2006, through 2009. Additionally, as of April 30, 2010, the tax year ended October 31, 2005, is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2010, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the market value of the security during the time it takes the Trust to either sell the

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2010

(unaudited)

security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2010, the Trust engaged in this type of investment.

(F) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at April 30, 2010.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the six months ended April 30, 2010, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Trustees not participating in the above plan received $1,743 in fees from the Trust for the six months ended April 30, 2010. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis, and components of distributable earnings, are finalized. Therefore, as of April 30, 2010, the tax-basis balance has not been determined.

(5) SUBSEQUENT EVENTS

Management of the Funds has evaluated the impact of subsequent events through June 18, 2010, the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

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Thrivent Financial Securities Lending Trust

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SECURITIES LENDING TRUST
Period Ended 4/30/2010 (unaudited)	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2006	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2005	1.00	0.03	–	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights—continued

RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$–	$1.00	0.09%	$898.1	0.05%	0.17%	0.08%	0.14%	N/A
(0.01)	1.00	0.76%	746.7	0.05%	0.92%	0.06%	0.91%	N/A
(0.03)	1.00	3.38%	2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
(0.05)	1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A
(0.05)	1.00	4.93%	4,121.0	0.05%	4.82%	0.05%	4.82%	N/A
(0.03)	1.00	2.91%	3,864.6	0.05%	2.89%	0.05%	2.89%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Both the Investment Company Act of 1940 and the terms of the investment advisory agreement of the Trust require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees. At its meeting on November 10, 2009, the Board of Trustees of the Trust voted unanimously to renew the existing investment advisory agreement between the Trust and Thrivent Financial for Lutherans (the “Adviser”). In connection with its evaluation of the investment advisory agreement with the Adviser, the Board considered, among other things, the nature, extent and quality of the services provided by the Adviser; the performance of the Thrivent family of funds; and the costs of services provided and profits realized by the Adviser.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on July 8, August 25 and November 10, 2009 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist them in the compilation, organization and evaluation of relevant information. This information included statistical comparisons of the advisory fees and total net operating expenses of the Trust in comparison to a peer group median of comparable investment companies; information prepared by management with respect to the cost of services provided to the Trust and fees charged, including the advisory fee rate charged by the Adviser; profit realized by the Adviser and administrator to the Trust; information regarding the types of services furnished to the Trust and the personnel providing the services; and changes in the ownership of the securities lending agent. In addition to reviewing the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreement. The Trustees also received a memorandum from independent counsel summarizing their responsibilities under the Investment Company Act of 1940 in reviewing and approving the investment advisory agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contract Committee’s and Board’s review and conclusions were based on comprehensive consideration of all information presented to the Board and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.

At each of the Board’s regular quarterly meetings during 2009, management presented information describing the services furnished to the Thrivent family of funds, including the Trust, by the Adviser. During these meetings, management reported on the investment management, securities lending activity, profits realized by the Adviser and Administrator, and compliance functions provided to the Trust pursuant to its advisory agreement. During the renewal process, the Board considered the specific services provided under the investment advisory agreement and the securities lending agreement.

The Board received reports at each of its quarterly meetings from the Adviser’s Director of Fixed Income Investments, as supplemented by the Adviser’s Chief Investment Officer. In addition, the Board had, over the past year, met with representatives of the Adviser, which gave the Board an opportunity to evaluate management’s abilities, experience, and the quality of services provided to the Trust. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the funds’ Chief Compliance Officer.

Additional Information

(unaudited)

The Adviser also reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment and, in light of the economic downturn, retention of research analysts and other personnel, and investment in technology systems and applications to improve investment research, trading, portfolio compliance, and investment reporting functions. The Board viewed these actions as a positive factor in approving the investment advisory agreement as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the advisory agreement.

In connection with its review of the investment advisory agreement, the Board noted that, as a money market fund, the Trust’s performance was impacted by various factors, including the diminishing-yield environment generally experienced by money market funds.

The Board also considered the advisory fee rate charged to the Trust and the profitability of the Adviser and administrator to the Trust. The Board noted that the Adviser’s profit margin was lower compared to the previous year. The Board received MPI data relating to the Trust’s advisory fee and expense ratio as compared to a peer group and observed that both the fee and expense ratio were below the median of its peer group (in top 4% on both counts). From its review of the MPI data and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the investment advisory agreement were reasonable. On the basis its review, the Board concluded that the advisory fee rate charged to the Trust for investment management services was reasonable.

The Trustees also considered information regarding the extent to which economies of scale might be realized as a fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Trustees also considered management’s view that it is difficult to generalize as to whether or to what extent economies in the advisory function may be realized as a fund’s assets increase. The Board did note that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, waivers by the Adviser, and/or a lower overall fee rate. The Trustees considered information provided by the Adviser related to the fee rate in the investment advisory agreement for the Trust. The Board determined that the fee rate was acceptable even though the Adviser did not offer breakpoints or contractual waivers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the investment advisory agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

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This report is submitted for the information of shareholders of

Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial

Securities Lending Trust, which contains more complete

information about the Trust, including investment policies, risks and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2010	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2010	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen President

Date: June 28, 2010	By:	/S/ GERARD V. VAILLANCOURT
Gerard V. Vaillancourt Treasurer